Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005496
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	Investor Class
Trading Symbol	TRRDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Investor Class	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2040 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,344	9,394	9,398
2015	9,605	9,895	9,720
2016	8,889	9,142	9,085
2016	9,647	10,022	9,821
2016	10,045	10,468	10,190
2016	10,054	10,717	10,208
2017	10,760	11,546	10,843
2017	11,326	11,795	11,223
2017	11,734	12,150	11,531
2017	12,353	13,104	12,227
2018	12,588	13,419	12,397
2018	12,588	13,572	12,477
2018	12,944	14,610	12,913
2018	12,282	13,828	12,241
2019	12,729	14,096	12,567
2019	12,629	13,911	12,408
2019	13,264	14,801	12,936
2019	13,964	15,970	13,746
2020	13,412	15,069	13,032
2020	13,417	15,505	13,003
2020	15,206	17,975	14,506
2020	16,257	19,008	15,385
2021	17,532	20,393	16,383
2021	18,831	22,314	17,645
2021	19,600	23,914	18,264
2021	19,188	24,014	17,985
2022	18,255	22,900	17,484
2022	17,014	21,492	16,575
2022	16,134	20,738	15,773
2022	16,706	21,420	16,270
2023	16,632	21,051	16,377
2023	17,025	21,929	16,677
2023	18,062	23,798	17,575
2023	18,225	24,121	17,739
2024	19,932	27,072	19,226
2024	20,674	27,978	19,825
2024	21,782	30,020	20,992
2024	22,482	32,439	21,554
2025	22,343	31,819	21,538
2025	22,584	31,648	21,980

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2040 Fund (Investor Class)	9.24%	10.98%	8.49%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2040 Index (Strategy Benchmark)	10.87	11.07	8.19

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,889,440,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 125,997,000
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,889,440 Number of Portfolio Holdings29
Holdings [Text Block]
Domestic Equity Funds	62.3%
International Equity Funds	26.3
Domestic Bond Funds	7.0
International Bond Funds	3.3
U.S. Treasury Debt	0.1
Short-Term and Other	1.0

Largest Holdings [Text Block]
T. Rowe Price Value Fund	13.9%
T. Rowe Price Growth Stock Fund	13.3
T. Rowe Price U.S. Large-Cap Core Fund	9.5
T. Rowe Price Equity Index 500 Fund	9.1
T. Rowe Price International Value Equity Fund	7.9
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price New Income Fund	4.1
T. Rowe Price Mid-Cap Growth Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005497
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	Advisor Class
Trading Symbol	PARDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - Advisor Class	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2040 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,335	9,394	9,398
2015	9,594	9,895	9,720
2016	8,869	9,142	9,085
2016	9,619	10,022	9,821
2016	10,011	10,468	10,190
2016	10,016	10,717	10,208
2017	10,708	11,546	10,843
2017	11,267	11,795	11,223
2017	11,668	12,150	11,531
2017	12,277	13,104	12,227
2018	12,503	13,419	12,397
2018	12,494	13,572	12,477
2018	12,837	14,610	12,913
2018	12,174	13,828	12,241
2019	12,608	14,096	12,567
2019	12,503	13,911	12,408
2019	13,123	14,801	12,936
2019	13,807	15,970	13,746
2020	13,252	15,069	13,032
2020	13,247	15,505	13,003
2020	15,010	17,975	14,506
2020	16,032	19,008	15,385
2021	17,281	20,393	16,383
2021	18,553	22,314	17,645
2021	19,297	23,914	18,264
2021	18,881	24,014	17,985
2022	17,950	22,900	17,484
2022	16,715	21,492	16,575
2022	15,840	20,738	15,773
2022	16,392	21,420	16,270
2023	16,315	21,051	16,377
2023	16,686	21,929	16,677
2023	17,695	23,798	17,575
2023	17,845	24,121	17,739
2024	19,499	27,072	19,226
2024	20,213	27,978	19,825
2024	21,284	30,020	20,992
2024	21,951	32,439	21,554
2025	21,801	31,819	21,538
2025	22,025	31,648	21,980

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2040 Fund (Advisor Class)	8.97%	10.70%	8.22%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2040 Index (Strategy Benchmark)	10.87	11.07	8.19

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,889,440,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 125,997,000
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,889,440 Number of Portfolio Holdings29
Holdings [Text Block]
Domestic Equity Funds	62.3%
International Equity Funds	26.3
Domestic Bond Funds	7.0
International Bond Funds	3.3
U.S. Treasury Debt	0.1
Short-Term and Other	1.0

Largest Holdings [Text Block]
T. Rowe Price Value Fund	13.9%
T. Rowe Price Growth Stock Fund	13.3
T. Rowe Price U.S. Large-Cap Core Fund	9.5
T. Rowe Price Equity Index 500 Fund	9.1
T. Rowe Price International Value Equity Fund	7.9
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price New Income Fund	4.1
T. Rowe Price Mid-Cap Growth Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005498
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	R Class
Trading Symbol	RRTDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - R Class	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2040 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,331	9,394	9,398
2015	9,583	9,895	9,720
2016	8,854	9,142	9,085
2016	9,595	10,022	9,821
2016	9,981	10,468	10,190
2016	9,976	10,717	10,208
2017	10,666	11,546	10,843
2017	11,213	11,795	11,223
2017	11,602	12,150	11,531
2017	12,202	13,104	12,227
2018	12,415	13,419	12,397
2018	12,397	13,572	12,477
2018	12,735	14,610	12,913
2018	12,068	13,828	12,241
2019	12,493	14,096	12,567
2019	12,378	13,911	12,408
2019	12,986	14,801	12,936
2019	13,655	15,970	13,746
2020	13,098	15,069	13,032
2020	13,087	15,505	13,003
2020	14,811	17,975	14,506
2020	15,812	19,008	15,385
2021	17,033	20,393	16,383
2021	18,277	22,314	17,645
2021	18,995	23,914	18,264
2021	18,575	24,014	17,985
2022	17,651	22,900	17,484
2022	16,424	21,492	16,575
2022	15,561	20,738	15,773
2022	16,091	21,420	16,270
2023	15,999	21,051	16,377
2023	16,354	21,929	16,677
2023	17,336	23,798	17,575
2023	17,471	24,121	17,739
2024	19,074	27,072	19,226
2024	19,767	27,978	19,825
2024	20,801	30,020	20,992
2024	21,441	32,439	21,554
2025	21,277	31,819	21,538
2025	21,484	31,648	21,980

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2040 Fund (R Class)	8.69%	10.42%	7.95%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2040 Index (Strategy Benchmark)	10.87	11.07	8.19

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,889,440,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 125,997,000
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,889,440 Number of Portfolio Holdings29
Holdings [Text Block]
Domestic Equity Funds	62.3%
International Equity Funds	26.3
Domestic Bond Funds	7.0
International Bond Funds	3.3
U.S. Treasury Debt	0.1
Short-Term and Other	1.0

Largest Holdings [Text Block]
T. Rowe Price Value Fund	13.9%
T. Rowe Price Growth Stock Fund	13.3
T. Rowe Price U.S. Large-Cap Core Fund	9.5
T. Rowe Price Equity Index 500 Fund	9.1
T. Rowe Price International Value Equity Fund	7.9
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price New Income Fund	4.1
T. Rowe Price Mid-Cap Growth Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244823
Shareholder Report [Line Items]
Fund Name	Retirement 2040 Fund
Class Name	I Class
Trading Symbol	TRHDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2040 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2040 Fund - I Class	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2040 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	519,245	520,373	519,476
2/29/24	568,406	584,038	563,025
5/31/24	589,926	603,581	580,565
8/31/24	621,910	647,631	614,736
11/30/24	642,048	699,825	631,205
2/28/25	638,322	686,440	630,728
5/31/25	645,405	682,760	643,669

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2040 Fund (I Class)	9.40%	17.95%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2040 Index (Strategy Benchmark)	10.87	17.74

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,889,440,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 125,997,000
InvestmentCompanyPortfolioTurnover	14.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,889,440 Number of Portfolio Holdings29
Holdings [Text Block]
Domestic Equity Funds	62.3%
International Equity Funds	26.3
Domestic Bond Funds	7.0
International Bond Funds	3.3
U.S. Treasury Debt	0.1
Short-Term and Other	1.0

Largest Holdings [Text Block]
T. Rowe Price Value Fund	13.9%
T. Rowe Price Growth Stock Fund	13.3
T. Rowe Price U.S. Large-Cap Core Fund	9.5
T. Rowe Price Equity Index 500 Fund	9.1
T. Rowe Price International Value Equity Fund	7.9
T. Rowe Price Overseas Stock Fund	7.3
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price New Income Fund	4.1
T. Rowe Price Mid-Cap Growth Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless